Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule Of Net Defined Benefit Liability (Asset)

	December 31, 2025	December 31, 2024
	€m	€m
Net employee benefit obligations-Germany	74.6	87.6
Net employee benefit obligations-Sweden	46.0	45.5
Net employee benefit obligations-Italy	4.0	4.0
Net employee benefit obligations-Switzerland	3.8	4.3
Net employee benefit obligations-Austria	2.2	3.2
Net employee benefit obligations-total of other countries	7.8	7.5
Total net employee benefit obligations	138.4	152.1
The history of experience adjustments from inception of the Company for the employee benefit plans is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	€m	€m	€m
Present value of defined benefit obligations	246.7	261.2	261.9
Fair value of plan assets	(115.0)	(115.6)	(110.0)
Recognized liability in the scheme	131.7	145.6	151.9
Experience losses/(gains) on plan liabilities	0.5	(1.2)	9.8
Experience losses/(gains) on plan assets	0.7	(2.2)	0.6

Disclosure of analysis of present value of defined benefit obligation

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2025	€m	€m	€m
Present value of unfunded employee benefit obligations	54.8	6.7	61.5
Present value of funded employee benefit obligations	191.9	—	191.9
Subtotal present value of employee benefit obligations	246.7	6.7	253.4
Fair value of plan assets	(115.0)	—	(115.0)
Recognized liability for net employee benefit obligations	131.7	6.7	138.4

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2024	€m	€m	€m
Present value of unfunded employee benefit obligations	54.4	6.5	60.9
Present value of funded employee benefit obligations	206.8	—	206.8
Subtotal present value of employee benefit obligations	261.2	6.5	267.7
Fair value of plan assets	(115.6)	—	(115.6)
Recognized liability for net employee benefit obligations	145.6	6.5	152.1

Schedule of Net Employee Benefit Obligations And Components
Reconciliation from the opening balances to the closing balances for the net employee benefit obligation and its components, including the amounts recognized in the Consolidated Statement of Profit or Loss and the Consolidated Statement of Comprehensive Income:

	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit obligation
	2025	2024	2025	2024	2025	2024
	€m	€m	€m	€m	€m	€m
Balance at January 1	267.7	268.3	(115.6)	(110.0)	152.1	158.3
Included in the Consolidated Statement of Profit or Loss
Current service cost	4.1	3.6	—	—	4.1	3.6
Interest cost/(income)	8.5	8.1	(3.2)	(3.4)	5.3	4.7
	12.6	11.7	(3.2)	(3.4)	9.4	8.3
Included in the Consolidated Statement of Comprehensive Income
Actuarial (gain)/loss arising from:
–financial assumptions	(17.3)	(0.3)	—	—	(17.3)	(0.3)
–experience adjustment	0.5	(1.2)	—	—	0.5	(1.2)
Loss/(gain) on plan assets, excluding interest income	—	—	0.7	(2.2)	0.7	(2.2)
Exchange adjustments	3.1	(2.2)	(0.5)	0.5	2.6	(1.7)
	(13.7)	(3.7)	0.2	(1.7)	(13.5)	(5.4)
Other
Contributions by employer	—	—	(2.8)	(2.0)	(2.8)	(2.0)
Contributions by members	0.7	0.7	—	—	0.7	0.7
Benefits paid	(13.3)	(8.3)	6.4	1.5	(6.9)	(6.8)
Other movements	(0.6)	(1.0)	—	—	(0.6)	(1.0)
	(13.2)	(8.6)	3.6	(0.5)	(9.6)	(9.1)
Balance at December 31	253.4	267.7	(115.0)	(115.6)	138.4	152.1

Schedule Of Cumulative Actuarial Losses Recognized
The cumulative amount of actuarial gains recognized is as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
	€m	€m
Cumulative amount of actuarial gains recognized in Consolidated Statement of Comprehensive Income	64.9	48.8

Schedule Of Plan Assets At Fair Value	The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2025	December 31, 2024
	€m	€m
Equities	36.3	36.6
Debt instruments	36.2	36.0
Property	23.2	23.3
Other	19.3	19.7
Total	115.0	115.6

Defined Benefit Plan Principal Actuarial Assumptions
The following are the principal actuarial assumptions at the reporting date for the defined benefit retirement plans in Germany, Sweden, Austria, Switzerland and Italy. The remaining employee benefit plans are not considered to be material, individually and in aggregate, and therefore we do not provide disclosure of the individual actuarial assumptions for those plans:

	Defined benefit retirement plans
December 31, 2025	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	4.05%	3.70%	3.99%	1.10%	3.00%
Inflation rate	2.20%	1.70%	3.00%	1.00%	2.00%
Rate of increase in salaries	3.00%	2.70%	3.00%	1.50%	3.00%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

	Defined benefit retirement plans
December 31, 2024	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	3.60%	3.50%	3.45%	1.05%	2.80%
Inflation rate	2.20%	1.80%	5.00%	1.00%	2.00%
Rate of increase in salaries	3.00%	2.80%	5.00%	1.50%	3.00%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

Actuarial Assumptions Of Life Expectancy
These references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy. The average life expectancy of an individual retiring at the end of the year is not a relevant assumption for Italy as all defined benefit liabilities are settled at, or before, the time of retirement.

December 31, 2025 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	26	22	N/A
Female	25	24	28	24	N/A

December 31, 2024 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	24	22	N/A
Female	25	24	26	24	N/A

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
The effect of a 1 percentage point movement in the most significant assumptions for the year ended December 31, 2025 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(32.1)	39.2
Inflation rate	22.4	(19.5)
Rate of increase in salaries	14.7	(12.9)
Rate of increase for pensions in payment	20.1	(15.2)